Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Long-term Purchase Commitment [Line Items]
Total rent expense	$ 149,451	$ 150,915	$ 138,428
Operating lease agreements term	1-10 years
Committed obligation for short-term agreements	14,368
Capital commitments contracted for, but not provided in the accompanying consolidated balance sheets	1,818
Furniture, fixtures and equipment [Member]
Long-term Purchase Commitment [Line Items]
Normal capital lease term	2-5 Years
Buildings [Member]
Long-term Purchase Commitment [Line Items]
Normal capital lease term	3-10 Years
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Weighted average effective borrowing rate under capital leases	6.00%
Pharma capital lease obligation [Member]
Long-term Purchase Commitment [Line Items]
Capital lease obligation	$ 62,977
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Operating lease agreements term	1 year
Minimum [Member] | Furniture, fixtures and equipment [Member]
Long-term Purchase Commitment [Line Items]
Capital lease term	2 years
Minimum [Member] | Buildings [Member]
Long-term Purchase Commitment [Line Items]
Capital lease term	3 years
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Operating lease agreements term	10 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Long-term Purchase Commitment [Line Items]
Capital lease term	5 years
Maximum [Member] | Buildings [Member]
Long-term Purchase Commitment [Line Items]
Capital lease term	10 years